Loans - Summary of Changes in Accretable Yields of Acquired Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Receivables [Abstract]
Balance at beginning of period	$ 287,651	$ 354,892	$ 356,393
Additions	6,823	13,848	0
Transfers from non-accretable difference to accretable yield	9,916	25,844	50,743
Accretion	(80,479)	(103,233)	(179,456)
Changes in expected cash flows not affecting non-accretable differences	3,591	(3,700)	127,212
Balance at end of period	$ 227,502	$ 287,651	$ 354,892